CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Cash flows from operating activities:
Net income	$ 539,080	$ 1,498,071
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of plant and equipment	119,081	7,348
Stock-based compensation expense	(0)	325,000
Change in operating assets and liabilities:
Accounts receivable	(599,208)	(1,003,875)
Deposits and prepayments and other receivables	(164,056)	(258,754)
Accrued expenses and other payables	17,675	17,878
Lease liabilities	0	(658)
Tax payable	103,772	179,689
Net cash provided by operating activities	16,344	764,699
Cash flows from investing activities:
Purchase of property, plant and equipment	0	(862,271)
Net cash used in investing activities	0	(862,271)
Cash flows from financing activities:
Advance from a director	28,278	16,500
Proceeds from line of credit	0	50,386
Dividends paid	0	(186,084)
Net cash provided by (used in) financing activities	28,278	(119,198)
Effect on exchange rate change on cash and cash equivalents	(24,451)	6,617
Net change in cash and cash equivalents	20,171	(210,153)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	40,447	269,691
CASH AND CASH EQUIVALENTS, END OF PERIOD	60,618	59,538
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for tax	0	0
Cash paid for interest	$ 0	$ 0